LEASES (Schedule of Components of Operating Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 10,195	$ 8,888
Short-term lease cost	1,483	1,858
Variable lease cost	1,534	1,491
Total net lease costs	$ 13,212	$ 12,237